Summary of Material Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) plan	Dec. 31, 2023 CAD ($)
Summary Of Significant Accounting Policies [Abstract]
Cash equivalents | $	$ 12,312	$ 31,534
Number of plans | plan	1
Maximum option expiration term	10 years